INVENTORIES - Movements in the provision for impairment of inventories (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Movements in the provision for impairment of inventories
As at January 1,		¥ (17,933,432)
As at December 31,	$ (3,127,232)	(20,346,709)	¥ (17,933,432)
Inventories pledged for bank and other borrowings		0	0
Provision for impairment
Movements in the provision for impairment of inventories
As at January 1,		707,812	2,370,200
Provision for impairment of inventories		(193,138)	(122,047)
Reversal arising from increase in net realisable value		(80,778)	(69,395)
Reversal upon sales of inventories		(259,564)	(1,715,040)
Disposal of subsidiaries		(108,014)
As at December 31,		¥ 452,594	¥ 707,812